Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of related party [line items]
Compensation received		$ 7,800	$ 7,200
Compensation received		6,000	5,300
Global limit for all eventual claims			500,000
Unrecorded Contingent Asset		277,000
Petroleum and Alcohol Accounts [Member]
Disclosure of related party [line items]
Accounts receivables		304,000	307,000
Diesel Price Subsidy Program [member]
Disclosure of related party [line items]
Revenues with respect to sales of diesel		1,415,000
Disbursement of revenues with respect to sales of diesel		1,157,000
Board Of Directors and Executive Committee [member]
Disclosure of related party [line items]
Compensation received	$ 8,200	15,000	$ 24,200
Board members [member]
Disclosure of related party [line items]
Compensation received		431
Social security and related charges		$ 507